Other Balance Sheet Accounts - Other non-current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Security deposits	$ 948	$ 4,267
Restricted cash	1,422	11,795
Derivative assets	30,367	3,147
Deferred commission	18,335	5,785
Other	9,668	12,642
Total other non-current assets	$ 60,740	$ 37,636